Leases Future Minimum Lease Payments (Details) $ in Millions	Jun. 30, 2019 USD ($)
Leases [Abstract]
Finance Lease, Liability, Payments, Remainder of Fiscal Year	$ 26
Finance Lease, Liability, Payments, Due Year Two	49
Finance Lease, Liability, Payments, Due Year Three	40
Finance Lease, Liability, Payments, Due Year Four	31
Finance Lease, Liability, Payments, Due Year Five	30
Finance Lease, Liability, Payments, Due after Year Five	166
Finance Lease, Liability, Payments, Due	342
Finance Lease, Liability, Undiscounted Excess Amount	(82)
Finance Lease, Liability	260
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	89
Lessee, Operating Lease, Liability, Payments, Due Year Two	175
Lessee, Operating Lease, Liability, Payments, Due Year Three	161
Lessee, Operating Lease, Liability, Payments, Due Year Four	137
Lessee, Operating Lease, Liability, Payments, Due Year Five	122
Lessee, Operating Lease, Liability, Payments, Due after Year Five	872
Lessee, Operating Lease, Liability, Payments, Due	1,556
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(359)
Operating Lease, Liability	$ 1,197